LoCorr Market Trend Fund
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 4.01%
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	$369,766	$361,031
AmeriCredit Automobile Receivables Trust
Series 2021-3 A-3	08/18/2026	0.76%	741,094	718,916
Series 2021-2 A3	12/18/2026	0.34%	385,212	378,833
Avis Budget Rental Car Funding AESOP LLC, A (a)	03/20/2026	2.36%	264,000	251,315
CarMax Auto Owner Trust
Series 2021-3	06/15/2026	0.55%	1,864,798	1,789,904
Series 2021-4 A3	09/15/2026	0.56%	478,190	458,018
Carvana Auto Receivables Trust
Series 2021-P2 A3	03/10/2026	0.49%	384,377	375,988
Series 2021-P4 A-3	01/11/2027	1.31%	1,116,229	1,071,201
Series 2022-P3	11/10/2027	4.61%	1,925,000	1,886,752
DB Master Finance LLC, 2021-1A A2I (a)	11/20/2051	2.05%	638,625	558,766
Freddie Mac STACR REMIC Trust, 2021-HQA4 M1 (SOFR30A + 0.950%) (a)(c)	12/25/2041	6.26%	1,337,945	1,312,998
GM Financial Automobile Leasing Trust, 2021-2 A4	05/20/2025	0.41%	237,170	236,559
GM Financial Consumer Automobile Receivables Trust
Series 2021-1 A3	10/16/2025	0.35%	233,728	228,890
Series 2020-4 A4	02/17/2026	0.50%	1,150,000	1,100,086
Series 2021-3 A3	06/16/2026	0.48%	684,604	661,758
Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	254,319	238,344
Honda Auto Receivables Owner Trust, 2020-3 A3	10/18/2024	0.37%	166,366	164,976
Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	253,512	250,419
Invitation Homes Trust, 2018-SFR4 A (1 Month LIBOR USD + 1.214%) (a)(c)	01/17/2038	6.55%	645,697	645,389
MVW Owner Trust
Series 2017-1 (a)	12/20/2034	2.42%	323,214	315,533
Series 2019-1A A (a)	11/20/2036	2.89%	562,372	538,520
PFS Financing Corp.
Series 2020-G A (a)	02/15/2026	0.97%	500,000	490,820
Series 2022-D (a)	08/15/2027	4.27%	1,200,000	1,162,851
Planet Fitness Master Issuer LLC, 3.25100 (a)	12/05/2051	3.25%	788,000	704,979
Santander Drive Auto Receivables Trust
Series 2022-1 A-3	11/17/2025	1.94%	45,243	45,202
Series 2022-5 A3	08/17/2026	4.11%	1,187,938	1,179,969
Series 2022-6 A3	11/16/2026	4.49%	1,150,000	1,142,788
Taco Bell Funding LLC, 2021-1A A21 (a)	08/25/2051	1.95%	1,007,063	870,341
Toyota Auto Loan Extended Note Trust, 2020-1 A (a)	05/25/2033	1.35%	500,000	464,249
Toyota Lease Owner Trust, 2021-B A3 (a)	10/21/2024	0.42%	307,785	306,037
Volkswagen Auto Loan Enhanced Trust, 2021-1 A3	06/22/2026	1.02%	781,359	753,900
VSE VOI Mortgage LLC, 2018-A A (a)	02/20/2036	3.56%	155,562	150,834
TOTAL ASSET BACKED SECURITIES (Cost $21,464,436)				20,816,166

CORPORATE BONDS: 7.50%
Aerospace & Defense: 0.19%
Boeing Co.	02/01/2028	3.25%	545,000	490,763
L3Harris Technologies, Inc.	01/15/2027	5.40%	285,000	282,552
Raytheon Technologies Corp.	11/16/2028	4.13%	220,000	205,233
				978,548
Agriculture: 0.06%
Philip Morris International, Inc.	02/15/2028	4.88%	330,000	319,695

Auto Manufacturers: 0.28%
General Motors Financial Co, Inc.	06/23/2028	5.80%	490,000	478,666
Toyota Motor Credit Corp.	09/11/2025	5.60%	325,000	325,493
Volkswagen Group of America Finance LLC (a)	11/22/2023	0.88%	330,000	327,774
Volkswagen Group of America Finance LLC (a)	11/24/2025	1.25%	325,000	295,071
				1,427,004
Banks: 3.34%
Banco Santander SA (b)	03/24/2025	3.50%	275,000	264,350
Banco Santander SA (b)	05/28/2025	2.75%	180,000	169,524
Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	1,440,000	1,320,752
Bank of America Corp. (SOFR + 1.580%) (c)	04/27/2028	4.38%	695,000	656,338
Bank of America NA	08/18/2026	5.53%	1,255,000	1,249,108
Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	625,000	618,211
Barclays PLC (SOFR + 2.220%) (b)(c)	09/13/2029	6.49%	415,000	411,793
Canadian Imperial Bank (b)	04/07/2027	3.45%	390,000	360,117
Citibank NA	09/29/2028	5.80%	605,000	605,277
Citigroup, Inc. (SOFR + 1.372%) (c)	05/24/2025	4.14%	755,000	744,305
Credit Suisse AG (b)	07/09/2027	5.00%	320,000	307,437
Deutsche Bank NY (b)	05/28/2024	0.90%	260,000	250,919
Federation des Caisses Desjardins du Quebec (a)(b)	03/14/2028	5.70%	285,000	281,869
Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.463%) (c)	09/29/2025	3.27%	1,410,000	1,366,319
Goldman Sachs Group, Inc. (SOFR + 1.075%) (c)	08/10/2026	5.80%	1,230,000	1,220,756
HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	445,000	414,795
ING Groep NV (b)	04/09/2024	3.55%	445,000	439,089
ING Groep NV (SOFR + 1.640%) (b)(c)	03/28/2026	3.87%	435,000	419,833
JPMorgan Chase & Co. (SOFR + 1.450%) (c)	07/24/2029	5.30%	1,145,000	1,114,283
Mitsubishi UFJ Financial Group, Inc. (b)	02/25/2025	2.19%	450,000	426,711
Morgan Stanley (SOFR + 0.525%) (c)	05/30/2025	0.79%	170,000	163,273
Morgan Stanley Bank NA	07/16/2025	5.48%	645,000	642,741
Morgan Stanley Bank NA	04/21/2026	4.75%	330,000	322,603
Morgan Stanley (SOFR + 1.630%) (c)	07/20/2029	5.45%	280,000	273,072
NatWest Markets PLC (a)(b)	08/12/2024	0.80%	400,000	382,356
Royal Bank of Canada (b)	07/26/2024	3.97%	435,000	427,897
Svenska Handelsbanken AB (a)(b)	06/11/2024	0.55%	250,000	241,074
Toronto-Dominion Bank (b)	06/06/2025	3.77%	425,000	411,081
Toronto-Dominion Bank (b)	09/10/2026	1.25%	500,000	440,858
UBS Group AG (1 Year CMT Rate + 1.550%) (a)(b)(c)	05/12/2026	4.49%	250,000	242,153
UBS Group AG (1 Year CMT Rate + 1.600%) (a)(b)(c)	12/22/2027	6.33%	200,000	199,689
Wells Fargo Bank NA	08/07/2026	5.45%	500,000	496,920
Wells Fargo & Co. (SOFR + 1.740%) (c)	07/25/2029	5.57%	465,000	454,106
				17,339,609
Biotechnology: 0.14%
Amgen, Inc.	03/02/2028	5.15%	740,000	727,880

Building Materials: 0.04%
Trane Technologies Luxembourg Finance SA (b)	03/21/2026	3.50%	220,000	208,855

Chemicals: 0.04%
Nutrien Ltd. (b)	03/27/2028	4.90%	220,000	212,525

Cosmetics & Personal Care: 0.12%
Haleon US Capital LLC	03/24/2027	3.38%	670,000	621,670

Diversified Financial Services: 0.41%
AerCap Ireland Capital/Global Aviation Trust (b)	01/15/2027	6.10%	745,000	741,431
Air Lease Corp.	12/15/2027	5.85%	450,000	444,005
Capital One Financial Corp. (SOFR + 1.370%) (c)	05/09/2025	4.17%	435,000	427,015
Charles Schwab Corp.	03/03/2027	2.45%	355,000	316,258
Private Export Funding Corp.	06/15/2025	3.25%	200,000	192,405
				2,121,114
Electric: 0.32%
Florida Power & Light Co.	04/01/2028	5.05%	425,000	419,714
Florida Power & Light Co.	05/15/2028	4.40%	345,000	332,703
Georgia Power Co.	05/16/2028	4.65%	255,000	246,039
NSTAR Electric Co.	05/15/2027	3.20%	580,000	538,503
Southern California Edison Co.	02/01/2026	1.20%	110,000	99,304
				1,636,263
Entertainment: 0.21%
Warnermedia Holdings, Inc.	03/15/2027	3.76%	1,170,000	1,080,260

Food: 0.14%
Nestle Holdings, Inc. (a)	03/13/2026	5.25%	400,000	399,110
SYSCO Corp.	07/15/2027	3.25%	355,000	326,315
				725,425
Healthcare - Products: 0.38%
Baxter International, Inc.	11/29/2024	1.32%	1,075,000	1,017,677
PerkinElmer, Inc.	09/15/2024	0.85%	1,025,000	973,887
				1,991,564
Healthcare - Services: 0.04%
HCA, Inc.	03/15/2027	3.13%	255,000	231,649

Household Products & Wares: 0.06%
Clorox Co.	10/01/2027	3.10%	335,000	306,418

Insurance: 0.30%
Equitable Financial Life Global (a)	07/07/2025	1.40%	420,000	385,760
Metropolitan Life Global Funding I (a)	01/06/2028	5.05%	160,000	156,449
Principal Life Global Funding II (a)	01/12/2026	0.88%	440,000	392,951
Protective Life Global Funding (a)	07/05/2024	0.78%	640,000	614,999
				1,550,159
Machinery - Diversified: 0.04%
John Deere Capital Corp.	07/14/2028	4.95%	220,000	216,996

Media: 0.12%
Charter Communications Operating LLC	07/23/2025	4.91%	630,000	615,856

Oil & Gas: 0.04%
Pioneer Natural Resources Co.	03/29/2026	5.10%	205,000	202,450

Pharmaceuticals: 0.24%
CVS Health Corp.	06/01/2026	2.88%	595,000	554,289
Pfizer Investment Enterprises Pte Ltd. (b)	05/19/2028	4.45%	720,000	694,339
				1,248,628
Pipelines: 0.19%
Enbridge, Inc. (b)	02/14/2025	2.50%	255,000	242,998
Enterprise Products Operating LLC	01/10/2026	5.05%	300,000	296,770
MPLX LP	03/01/2026	1.75%	500,000	453,423
				993,191
Real Estate Investment Trusts: 0.23%
Brixmor Operating Partnership LP	06/15/2026	4.13%	295,000	277,886
SITE Centers Corp.	02/01/2025	3.63%	290,000	276,077
SITE Centers Corp.	06/01/2027	4.70%	705,000	652,742
				1,206,705
Software: 0.05%
Oracle Corp.	03/25/2028	2.30%	320,000	277,275

Telecommunications: 0.52%
AT&T, Inc.	06/01/2027	2.30%	495,000	438,338
NBN Co. Ltd. (a)(b)	10/08/2024	0.88%	370,000	351,492
T-Mobile USA, Inc.	02/15/2026	2.25%	865,000	796,876
T-Mobile USA, Inc.	07/15/2028	4.80%	440,000	422,915
Verizon Communications, Inc.	03/22/2028	2.10%	805,000	691,617
				2,701,238
TOTAL CORPORATE BONDS (Cost $40,090,175)				38,940,977

MORTGAGE BACKED SECURITIES: 6.59%
ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.944%) (a)(b)(c)	12/18/2037	6.28%	157,666	156,608
Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.264%) (a)(c)	04/15/2034	6.60%	600,000	543,863
Angel Oak Mortgage Trust
Series 2020-1 M1 (a)(d)	12/25/2059	3.16%	418,000	352,408
Series 2020-5 A3 (a)(d)	05/25/2065	2.04%	17,921	16,483
BAMLL Commercial Mortgage Securities Trust, 2022-DKLX A (TSFR1M + 1.150%) (a)(c)	01/15/2039	6.48%	1,250,000	1,216,828
BSREP Commercial Mortgage Trust, 2021-DC A (1 Month LIBOR USD + 1.064%) (a)(c)	08/15/2038	6.40%	317,482	297,366
BX Commercial Mortgage Trust
Series 2019-XL A (1 Month LIBOR USD + 1.034%) (a)(c)	10/15/2036	6.37%	319,759	318,848
Series 2021-CIP A (1 Month LIBOR USD + 1.035%) (a)(c)	12/15/2038	6.37%	1,000,000	978,669
BX Trust, 2022-PSB (TSFR1M + 2.451%) (a)(c)	08/15/2039	7.78%	892,618	892,372
Connecticut Avenue Securities Trust
Series 2021-R01 1M2 (SOFR30A + 1.550%) (a)(c)	10/25/2041	6.86%	550,000	548,961
Series 2021-R03 1M1 (SOFR30A + 0.850%) (a)(c)	12/25/2041	6.16%	543,547	539,152
Series 2022-R04 (SOFR30A + 2.000%) (a)(c)	03/25/2042	7.31%	878,217	885,280
Series 2022-R03 1M1 (SOFR30A + 2.100%) (a)(c)	03/25/2042	7.41%	942,153	953,147
Series 2023-R01 (SOFR30A + 2.400%) (a)(c)	12/25/2042	7.71%	281,633	286,387
Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 1.027%) (a)(c)	05/15/2036	6.36%	997,518	996,439
ELP Commercial Mortgage Trust
Series 2021-ELP A (1 Month LIBOR USD + 0.815%) (a)(c)	11/15/2038	6.15%	1,244,000	1,215,901
Series 2021-ELP B (1 Month LIBOR USD + 1.235%) (a)(c)	11/15/2038	6.57%	950,000	927,938
Fannie Mae Aces, 2014-M11 1A (d)	08/25/2024	3.18%	312,725	304,307
Fannie Mae Connecticut Avenue Securities
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.564%) (c)	07/25/2030	5.88%	65,818	65,770
Series 2021-R02 2M1 (SOFR30A + 0.900%) (a)(c)	11/25/2041	6.21%	321,145	318,737
FHLMC SUPER	10/01/2038	–%	3,245,000	3,211,568
FNMA UMBS	09/01/2038	–%	732,810	725,297
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 M2 (SOFR30A + 1.650%) (a)(c)	01/25/2034	6.96%	33,534	33,503
Series 2021-DNA6 (SOFR30A + 1.500%) (a)(c)	10/25/2041	6.81%	820,000	808,217
Series 2022-DNA1 M1A (SOFR30A + 1.000%) (a)(c)	01/25/2042	6.31%	353,745	350,445
Series 2022-HQA1 M1A (SOFR30A + 2.100%) (a)(c)	03/25/2042	7.41%	838,084	845,319
Series 2022-DNA3 (SOFR30A + 2.000%) (a)(c)	04/25/2042	7.31%	828,833	834,857
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA2 (SOFR30A + 2.300%) (a)(c)	08/25/2033	7.61%	625,594	630,463
Series 2021-DNA7 M1 (SOFR30A + 0.850%) (a)(c)	11/25/2041	6.16%	791,547	783,442
Series 2022-DNA2 M1A (SOFR30A + 1.300%) (a)(c)	02/25/2042	6.61%	286,826	286,100
FRESB Multifamily Mortgage Pass Through Certificates
Series 2017-SB31 A7F (d)	01/25/2024	2.46%	627,599	623,068
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	234,103	229,964
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	460,023	445,109
GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.914%) (a)(c)	02/15/2038	6.25%	750,000	588,750
GS Mortgage Securities Corp II, 2021-ARDN A (1 Month LIBOR USD + 1.364%) (a)(c)	11/15/2036	6.70%	950,000	923,830
GS Mortgage Securities Trust, 2015-GC28 A5	02/10/2048	3.40%	1,000,000	964,875
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2022-NLP (TSFR1M + 0.597%) (a)(c)	04/15/2037	5.93%	976,280	898,161
Series 2021-MHC A (1 Month LIBOR USD + 0.914%) (a)(c)	04/15/2038	6.25%	803,162	793,979
Series 2014-C22 AS	09/15/2047	4.11%	685,000	645,928
MTN Commercial Mortgage Trust, 2022-LPFL A (TSFR1M + 1.397%) (a)(c)	03/15/2039	6.74%	1,500,000	1,480,721
Natixis Commercial Mortgage Securities Trust, 2018-285M A (a)(d)	11/15/2032	3.92%	1,000,000	860,000
PKHL Commercial Mortgage Trust, 2021-MF A (1 Month LIBOR USD + 0.994%) (a)(c)	07/15/2038	6.33%	1,000,000	931,515
SMR Mortgage Trust, 2022-IND A (TSFR1M + 1.650%) (a)(c)	02/15/2039	6.98%	1,159,656	1,108,589
SREIT Trust, 2021-MFP2 A (1 Month LIBOR USD + 0.936%) (a)(c)	11/15/2036	6.27%	1,250,000	1,228,431
Verus Securitization Trust
Series 2020-1 A1 (a)(c)	01/25/2060	2.42%	69,821	65,768
Series 2020-1 A3 (a)(c)	01/25/2060	2.72%	199,830	186,201
Wells Fargo Commercial Mortgage Trust, 2015-NXS2 A-4	07/15/2058	3.50%	1,000,000	963,498
WFRBS Commercial Mortgage Trust, 2014-C24 A5	11/15/2047	3.61%	1,000,000	965,656
TOTAL MORTGAGE BACKED SECURITIES (Cost $35,297,113)				34,228,718

MUNICIPAL BONDS: 0.17%
Forsyth County School District	02/01/2024	0.92%	230,000	226,525
State of Hawaii	08/01/2025	1.03%	720,000	666,186
TOTAL MUNICIPAL BONDS (Cost $950,000)				892,711

U.S. GOVERNMENT AGENCY ISSUES: 5.46%
Federal Farm Credit Banks	12/01/2023	0.50%	1,470,000	1,458,083
Federal Farm Credit Banks	02/14/2025	1.75%	2,680,000	2,551,575
Federal Farm Credit Banks Funding Corp.	03/10/2025	5.00%	2,015,000	2,006,748
Federal Farm Credit Banks Funding Corp.	08/14/2026	4.50%	3,100,000	3,069,713
Federal Home Loan Banks	12/20/2024	1.00%	1,980,000	1,877,866
Federal Home Loan Banks	04/14/2025	0.50%	1,700,000	1,581,417
Federal Home Loan Banks	08/28/2025	2.07%	2,145,000	2,020,867
Federal Home Loan Banks	03/23/2026	1.00%	1,950,000	1,760,646
Federal Home Loan Banks	09/11/2026	4.63%	7,070,000	7,014,637
Federal Home Loan Banks	02/25/2028	1.10%	2,365,000	2,001,797
Federal National Mortgage Association	07/02/2024	1.75%	1,000,000	972,401
Federal National Mortgage Association	12/18/2026	0.88%	2,340,000	2,050,427
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $28,971,748)				28,366,177

U.S. GOVERNMENT NOTES: 15.28%
United States Treasury Note	05/15/2024	0.25%	2,670,000	2,585,207
United States Treasury Note	05/31/2025	0.25%	21,150,000	19,502,613
United States Treasury Note	07/15/2025	3.00%	6,210,000	5,984,645
United States Treasury Note	09/15/2025	3.50%	5,970,000	5,795,331
United States Treasury Note	10/31/2025	0.25%	2,660,000	2,412,080
United States Treasury Note	04/15/2026	3.75%	5,085,000	4,945,957
United States Treasury Note	05/31/2026	0.75%	20,765,000	18,649,565
United States Treasury Note	02/28/2027	1.88%	1,080,000	983,053
United States Treasury Note	11/30/2027	3.88%	8,120,000	7,872,594
United States Treasury Note	01/31/2028	3.50%	2,570,000	2,453,045
United States Treasury Note	03/31/2028	3.63%	8,525,000	8,174,343
TOTAL U.S. GOVERNMENT NOTES (Cost $81,268,769)				79,358,433

SHORT TERM INVESTMENTS: 42.32%
U.S. TREASURY BILLS: 42.32%
United States Treasury Bill	10/19/2023	4.55%	36,719,000	36,630,838
United States Treasury Bill	11/09/2023	4.80%	36,800,000	36,603,856
United States Treasury Bill	12/07/2023	5.16%	36,997,000	36,636,664
United States Treasury Bill	01/18/2024	5.20%	37,257,000	36,664,893
United States Treasury Bill	02/15/2024	5.22%	37,390,000	36,641,898
United States Treasury Bill	03/14/2024	5.24%	37,525,000	36,617,698
TOTAL U.S. TREASURY BILLS (Cost $219,821,231)				219,795,847
SHORT TERM INVESTMENTS (Cost $219,821,231)				219,795,847

TOTAL INVESTMENTS (Cost $427,863,472): 81.33%				422,399,029
Cash - Interest Bearing Deposit Account: 8.37%(e)(f)				43,497,132
Other Assets in Excess of Liabilities: 10.30% (g)				53,508,861
TOTAL NET ASSETS: 100.00%				$519,405,022

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2023, the value of these securities total $37,726,432 which represents 7.26% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2023.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2023.
(e)	A portion of this deposit account is pledged as collateral for derivative contracts. At September 30, 2023, the value of this collateral totals $387,911.
(f)
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount.

(g)	Includes assets pledged as collateral for derivative contracts. At September 30, 2023, the value of these assets totals $55,473,987.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR30	30 Day Average Secured Overnight Financing Rate
TSFR1	1 Month Average Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

	LoCorr Market Trend Fund
	Consolidated Schedule of Open Forward Currency Contracts(a)
	September 30, 2023	(Unaudited)

				Currency to be Received		Currency to be Delivered
		Notional	Forward	Currency	U.S. $ Notional Amount at	Currency	U.S. $ Notional Amount on	Unrealized	Unrealized
		Amount	Settlement Date	Abbreviation	September 30, 2023	Abbreviation	Origination Date	Appreciation	(Depreciation)
	Purchase Contracts:
		$ 3,477,560	12/22/2023	AUD	$ 3,454,087	USD	$ 3,477,560	$ –	$ (23,473)
		11,448,244	12/22/2023	CAD	11,388,212	USD	11,448,244	–	(60,032)
		30,511,781	12/22/2023	CHF	29,748,266	USD	30,511,781	–	(763,515)
		568,472	12/22/2023	EUR	559,505	USD	568,472	–	(8,967)
		23,491,409	12/22/2023	GBP	22,981,966	USD	23,491,409	–	(509,443)
		2,864,513	12/22/2023	JPY	2,855,551	USD	2,864,513	–	(8,962)
		37,172,530	12/22/2023	MXN	36,695,290	USD	37,172,530	–	(477,240)
		1,608,366	12/22/2023	NZD	1,598,522	USD	1,608,366	–	(9,844)
	Total Purchase Contracts				109,281,399		111,142,875	–	(1,861,476)

	Sale Contracts:
		$ 39,912,549	12/22/2023	USD	$ 39,929,654	AUD	$ 39,912,549	$ –	$ (17,105)
		56,767,399	12/22/2023	USD	56,683,743	CAD	56,767,399	83,656	–
		72,844,267	12/22/2023	USD	71,891,182	CHF	72,844,267	953,085	–
		43,779,295	12/22/2023	USD	43,464,090	EUR	43,779,295	315,205	–
		51,652,254	12/22/2023	USD	51,251,592	GBP	51,652,254	400,662	–
		59,990,372	12/22/2023	USD	59,161,481	JPY	59,990,372	828,891	–
		3,708,140	12/22/2023	USD	3,750,162	MXN	3,708,140	–	(42,022)
		38,368,615	12/22/2023	USD	38,872,799	NZD	38,368,615	–	(504,184)
	Total Sale Contracts				365,004,703		367,022,891	2,581,499	(563,311)
	Net Forward Currency Contracts				$ (255,723,304)		$ (255,880,016)	$ 2,581,499	$ (2,424,787)
	Net Unrealized Appreciation							$ 156,712

	Currency Abbreviations:
	AUD	AUSTRALIAN DOLLAR
	CAD	CANADIAN DOLLAR
	CHF	SWISS FRANC
	EUR	EURO
	GBP	BRITISH POUND
	JPY	JAPANESE YEN
	MXN	MEXICAN PESO
	NZD	NEW ZEALAND DOLLAR
	USD	U.S. DOLLAR

(a)	Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2023.

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
September 30, 2023	(Unaudited)

						Value
Description		Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Notional Amount At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
	Aluminum (a)	2	Dec-23	$117,625	$110,058	$7,567	$-
	Brent Crude	301	Oct-23	27,752,200	27,595,480	156,720	-
	CAC 40 10 Euro Index	125	Oct-23	9,451,155	9,577,111	-	(125,956)
	Cocoa	145	Dec-23	5,217,240	4,793,426	423,814	-
	Copper (a)	40	Dec-23	8,270,000	8,397,238	-	(127,238)
	Cotton No.2	130	Dec-23	5,664,750	5,606,443	58,307	-
	Dollar	130	Dec-23	13,755,950	13,569,600	186,350	-
	Euro-Stoxx 50 Index	187	Dec-23	8,311,550	8,440,981	-	(129,431)
	FTSE 100 Index	47	Dec-23	4,398,939	4,392,054	6,885	-
	Gasoline RBOB	171	Oct-23	17,233,209	19,119,308	-	(1,886,099)
	Heating Oil	135	Oct-23	18,714,402	18,842,838	-	(128,436)
	Low Sulphur Gasoil	192	Nov-23	18,552,000	18,252,178	299,822	-
	Nasdaq 100 E-Mini Index	88	Dec-23	26,165,040	27,512,736	-	(1,347,696)
	Nikkei 225 Index (OSE)	125	Dec-23	26,649,491	27,604,593	-	(955,102)
	S&P 500 E-Mini Index	93	Dec-23	20,113,575	21,107,218	-	(993,643)
	Soybean Oil	62	Dec-23	2,076,876	2,316,136	-	(239,260)
	Sugar	431	Feb-24	12,782,426	12,858,484	-	(76,058)
	Tokyo Price Index	249	Dec-23	38,714,635	39,501,677	-	(787,042)
	WTI Crude	280	Oct-23	25,421,200	24,747,180	674,020	-
Total Purchase Contracts						1,813,485	(6,795,961)

Sale Contracts:
	10 Yr Mini JGB	(10)	Dec-23	$970,289	$971,797	$1,508	$-
	3 Mo Euro Euribor	(250)	Jun-24	63,560,554	63,525,029	-	(35,525)
	3 Mo Euro Euribor	(1,478)	Dec-24	377,430,274	377,928,925	498,651	-
	Aluminum (a)	(137)	Dec-23	8,057,313	7,599,270	-	(458,043)
	Australian 10 Yr Bond	(732)	Dec-23	52,698,834	54,067,372	1,368,538	-
	Canadian 10 Yr Bond	(675)	Dec-23	57,215,350	58,595,068	1,379,718	-
	Coffee	(182)	Dec-23	9,974,738	10,354,528	379,790	-
	Copper (a)	(97)	Dec-23	20,054,750	20,180,326	125,576	-
	Corn	(415)	Dec-23	9,892,563	10,020,920	128,357	-
	Euro-Bobl	(862)	Dec-23	105,488,714	106,313,565	824,851	-
	Euro-Bund	(452)	Dec-23	61,474,102	62,676,396	1,202,294	-
	Euro-Schatz	(2,595)	Dec-23	288,046,783	289,153,235	1,106,452	-
	Gold	(145)	Dec-23	27,058,450	28,118,219	1,059,769	-
	Hang Seng Index	(145)	Oct-23	16,561,880	16,304,384	-	(257,496)
	Hard Red Wheat	(260)	Dec-23	8,628,750	9,741,363	1,112,613	-
	Japanese 10 Yr Bond	(13)	Dec-23	12,610,278	12,618,762	8,484	-
	Long Gilt	(280)	Dec-23	32,167,887	32,312,791	144,904	-
	Natural Gas	(145)	Oct-23	4,247,050	4,305,614	58,564	-
	Russell 2000 Mini Index	(151)	Dec-23	13,579,430	13,728,423	148,993	-
	Silver	(57)	Dec-23	6,398,250	6,639,468	241,218	-
	Soybean	(31)	Nov-23	1,976,250	2,010,486	34,236	-
	Soybean Meal	(208)	Dec-23	7,928,960	8,185,300	256,340	-
	Swiss Franc	(260)	Mar-25	75,444,730	75,038,330	-	(406,400)
	Swiss Franc	(1,594)	Mar-25	380,208,850	381,592,627	1,383,777	-
	U.S. 10 Yr Note	(649)	Dec-23	70,132,563	71,288,899	1,156,336	-
	U.S. 2 Yr Note	(1,106)	Dec-23	224,198,298	224,676,484	478,186	-
	U.S. 5 Yr Note	(1,023)	Dec-23	107,782,641	108,543,356	760,715	-
	U.S. Long Bond	(317)	Dec-23	36,068,655	37,966,923	1,898,268	-
	Wheat	(363)	Dec-23	9,828,225	12,021,634	2,193,409	-
	Zinc (a)	(83)	Dec-23	5,504,456	5,103,443	-	(401,013)
Total Sale Contracts						17,951,547	(1,558,477)
Total Futures Contracts						$19,765,032	$(8,354,438)
Net Unrealized Appreciation						$11,410,594

(a)	London Metal Exchange (‘‘LME’’) futures contracts settle on their respective maturity date.

The accompanying notes are an integral part of these consolidated financial statements.

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2023	(Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Opportunity Fund and the LoCorr Spectrum Income Fund (individually a ‘‘Fund’’ and collectively the ‘‘Funds’’) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and
●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of September 30, 2023:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$20,816,166	$-	$20,816,166
Corporate Bonds	-	38,940,977	-	38,940,977
Mortgage Backed Securities	-	34,228,718	-	34,228,718
Municipal Bonds	-	892,711	-	892,711
U.S. Government Agency Issues	-	28,366,177	-	28,366,177
U.S. Government Notes	-	79,358,433	-	79,358,433
Short Term Investment	-	219,795,847	-	219,795,847
Total Investments	$-	$422,399,029	$-	$422,399,029

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$(1,861,476)	$-	$(1,861,476)
Sale	-	2,018,188	-	2,018,188
Total Forward Currency Contracts	-	156,712	-	156,712
Futures Contracts
Long	(4,982,476)	-	-	(4,982,476)
Short	16,393,070	-	-	16,393,070
Total Futures Contracts	11,410,594	-	-	11,410,594
Total Other Financial Instruments	$11,410,594	$156,712	$-	$11,567,306

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at September 30, 2023.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.